Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2022 $ / $	Dec. 31, 2021	Dec. 31, 2020
Disclosure of foreign exchange rates [line items]
Exchange rate	19.4960
Mexican peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	1.00	1.00	1.00
Exchange rate	1.00	1.00
Quetzal
Disclosure of foreign exchange rates [line items]
Average exchange rate	2.60	2.62	2.78
Exchange rate	2.47	2.67
Colon
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.03	0.03	0.04
Exchange rate	0.03	0.03
Balboa
Disclosure of foreign exchange rates [line items]
Average exchange rate	20.13	20.28	21.49
Exchange rate	19.36	20.58
Colombian peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.01	0.01	0.01
Exchange rate	0.01	0.01
Cordoba
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.56	0.58	0.63
Exchange rate	0.53	0.58
Argentine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.16	0.21	0.31
Exchange rate	0.11	0.20
Real
Disclosure of foreign exchange rates [line items]
Average exchange rate	3.90	3.76	4.18
Exchange rate	3.71	3.69
Uruguayan peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.49	0.47	0.51
Exchange rate	0.48	0.46